SCHEDULE OF VARIABLE INTEREST ENTITY OF ASSETS AND LIABILITIES (Details)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 9,261,921
Other assets, non-current	4,302,000
Non-current accounts receivable, net	2,101,276
Property, plant and software	3,713,860
Total assets	19,379,057
Intercompany payable to the WFOE	20,449,508
Total current liabilities	41,717,595
Total liabilities	41,717,595
Total equity	$ (22,338,538)